GoodHaven Fund
SCHEDULE OF INVESTMENTS at February 28, 2023 (Unaudited)

Shares		COMMON STOCKS - 88.1%		Value
		Banks-Diversified - 4.2%
	99,000	Bank of America Corp.		$3,395,700
	8,000	JPMorgan Chase & Co.		1,146,800
				4,542,500
		Capital Markets - 10.5%
	6,300	The Goldman Sachs Group, Inc.		2,215,395
	242,512	Jefferies Financial Group, Inc.		9,164,528
				11,379,923
		Diversified Holding Companies - 14.1%
	50,200	Berkshire Hathaway Inc. - Class B1		15,320,036

		General Building Materials - 7.8%
	99,400	Builders FirstSource, Inc.[1]		8,427,132

		Government Agency - 0.1%
	200,000	Federal National Mortgage Association [1]		92,000

		Home Builder - 4.5%
	59,684	Lennar Corporation - Class B		4,873,795

		Industrial Conglomerate - 5.2%
	68,226	EXOR NV [1]		5,625,786

		Industrial Distribution - 1.2%
	47,805	Global Industrial Co.		1,344,755

		Interactive Media & Services - 11.1%
	106,200	Alphabet Inc. - Class C [1]		9,589,860
	13,800	Meta Platforms, Inc.[1]		2,414,172
				12,004,032
		Internet & Direct Marketing Retail - 1.4%
	17,000	Alibaba Group Holding Ltd.[1]		1,492,430

		Investment Management - 5.5%
	9,201	Brookfield Asset Management Ltd.		309,337
	42,555	Brookfield Corp.		1,414,954
	75,000	KKR & Co, Inc.		4,226,250
				5,950,541
		Insurance - 0.0%
	252	Brookfield Reinsurance Ltd.		8,419

		Metals & Mining - 1.0%
	68,650	Barrick Gold Corp.		1,106,638

		Mortgage Banking - 1.0%
	85,011	Guild Holdings Co. - Class A1		1,020,982

		Oil & Gas Equipment & Services - 2.8%
	158,300	TerraVest Industries, Inc.		3,065,069

		Oil & Gas Exploration & Production - 6.7%
	90,161	Devon Energy Corp.		4,861,481
	136,681	Vitesse Energy, Inc.		2,376,883
				7,238,364
		Oil & Gas Infrastructure - 1.9%
	75,667	Hess Midstream LP - Class A		2,074,789

		Property/Casualty Insurance - 4.6%
	35,000	The Progressive Corp.		5,023,200

		Specialty Retail - 4.5%
	42,000	Academy Sports & Outdoors, Inc.		2,484,300
	8,100	RH [1]		2,422,143
				4,906,443
		TOTAL COMMON STOCKS
		(Cost $50,886,659)		95,496,834

		PREFERRED STOCKS - 0.6%
		Government Agency - 0.6%
	7,750	Federal National Mortgage Association, Series E, 5.100% [1,2]		25,536
	31,037	Federal National Mortgage Association, Series N, 5.500% [1,2]		103,819
	69,980	Federal National Mortgage Association, Series R, 7.625% [1,2]		131,213
	216,881	Federal National Mortgage Association, Series T, 8.250% [1,2]		418,580
				679,148
		TOTAL PREFERRED STOCKS
		(Cost $929,908)		679,148

		SHORT-TERM INVESTMENTS - 0.4%
		Money Market Funds - 0.4%
	389,826	U.S. Bank Money Market Deposit Account, 4.250%		389,826

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $389,826)		389,826

Principal Amount		U.S. GOVERNMENT SECURITIES - 11.0%
		United States Treasury Bill - 11.0%
	$ 2,500,000	4.482% due 6/29/2023 [3]		2,461,083
	7,000,000	4.346% due 4/13/2023 [3]		6,962,718
	2,500,000	4.592% due 5/4/2023 [3]		2,479,460
				11,903,261
		TOTAL U.S. GOVERNMENT SECURITIES
		(Cost $11,907,022)		11,903,261

		MISCELLANEOUS SECURITIES - 0.0% [4,5,6]	Notional Value
		TOTAL MISCELLANEOUS SECURITIES
		(Cost $56,858)	$ 362,700	13,500

		Total Investments
		(Cost $64,170,273) - 100.1%		108,482,569
		Cash and Other Assets in Excess of Liabilities - (0.1)%		(63,991)
		TOTAL NET ASSETS - 100.0%		$108,418,578

[1]	Non-income producing security.
[2]	Perpetual maturity.
[3]	Rate represents the annualized effective yield to maturity from the purchase price.
[4]	Represents unrestricted previously undisclosed exchange-traded purchased options which the Fund has held for less than one year.
[5]	Notional value related to derivatives only.
[6]	Does not round to 0.1% or (0.1)%, as applicable.

GoodHaven Fund
Summary of Fair Value Exposure at February 28, 2023 (Unaudited)

The GoodHaven Fund, (the "Fund"), utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2023. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$95,496,834	$–	$–	$95,496,834
Preferred Stocks	653,612	25,536	–	679,148
Short-Term Investments	389,826	–	–	389,826
U.S. Government Securities	–	11,903,261	–	11,903,261
Miscellaneous Securities	–	13,500	–	13,500
Total Investments in Securities	$96,540,272	$11,942,297	$–	$108,482,569